Net debt	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Net debt	22. Net debt

		2025	2024
		$m	$m
Cash and cash equivalents		1,129	1,008
Loans and other borrowings	– current	(478)	(398)
	– non-current	(3,723)	(2,876)
Lease liabilities	– current	(28)	(26)
	– non-current	(378)	(388)
Principal amounts payable on maturity of derivative financial instruments (note 23)		145	(102)
Net debt		(3,333)	(2,782)

	2025	2024
Movement in net debt	$m	$m
Net increase/(decrease) in cash and cash equivalents, net of overdrafts	94	(269)

Add back financing cash flows in respect of other components of net debt:
Principal element of lease payments	30	46
Issue of long-term bonds	(990)	(834)
Repayment of long-term bonds	403	547
Settlement of currency swaps	–	45
Drawdown of Revolving Credit Facility	(75)	–
Repayment of Revolving Credit Facility	75	–
	(557)	(196)
Increase in net debt arising from cash flows	(463)	(465)

Other movements:
Lease liabilities	(19)	(36)
Increase in accrued interest	(2)	(6)
Exchange and other adjustments	(67)	(3)
	(88)	(45)
Increase in net debt	(551)	(510)
Net debt at beginning of the year	(2,782)	(2,272)
Net debt at end of the year	(3,333)	(2,782)
22. Net debt continued
Loans and other borrowings (excluding bank overdrafts), lease liabilities and currency swaps and forwards comprise the liabilities included in the financing activities section of the Group statement of cash flows and their movements are analysed as follows:

	At 1 January 2025	Financing cash flows	Exchange adjustments	Other[a,b]	At 31 December 2025
	$m	$m	$m	$m	$m
Lease liabilities	414	(30)	3	19	406
Bonds	3,257	587	362	(8)	4,198
	3,671	557	365	11	4,604
Currency swaps	78	–	–	(154)	(76)
Currency forwards	(4)	–	–	(28)	(32)
	3,745	557	365	(171)	4,496

	At 1 January 2024	Financing cash flows	Exchange adjustments	Other[a,b]	At 31 December 2024
	$m	$m	$m	$m	$m
Lease liabilities	426	(46)	(2)	36	414
Bonds	3,122	287	(157)	5	3,257
	3,548	241	(159)	41	3,671
Currency swaps	20	(45)	–	103	78
Currency forwards	(15)	–	–	11	(4)
	3,553	196	(159)	155	3,745
a.The non-cash increase in lease liabilities principally arises from additions and other remeasurements.
b.The change in value of currency swaps and forwards represents fair value movements and additions.